Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Schedule of intangible assets
(€ million)	Exploration rights	Industrial patents and intellectual property rights	Other intangible assets with definite useful lives	Intangible assets with definite useful lives	Goodwill	Other intangible assets with indefinite useful lives	Total
2022
Net carrying amount - beginning of the year	913	155	845	1,913	2,862	24	4,799
Additions	53	28	275	356			356
Amortization	(12)	(74)	(224)	(310)			(310)
Impairments			(14)	(14)	(153)		(167)
Write-off	(13)			(13)			(13)
Changes in the scope of consolidation	(200)		391	191	482		673
Currency translation differences	54		1	55	11		66
Other changes	(2)	67	120	185	(64)		121
Net carrying amount - end of the year	793	176	1,394	2,363	3,138	24	5,525
Gross carrying amount - end of the year	1,428	1,806	3,705	6,939
Provisions for amortization and impairment	635	1,630	2,311	4,576
2021
Net carrying amount - beginning of the year	888	162	589	1,639	1,297		2,936
Additions	12	28	244	284			284
Amortization	(30)	(89)	(168)	(287)			(287)
Impairment		(2)	(14)	(16)	(22)		(38)
Reversals	21			21			21
Write-off	(35)			(35)			(35)
Changes in the scope of consolidation		11	226	237	1,574	24	1,835
Currency translation differences	57		2	59	13		72
Other changes		45	(34)	11			11
Net carrying amount - end of the year	913	155	845	1,913	2,862	24	4,799
Gross carrying amount - end of the year	1,707	1,709	4,843	8,259
Provisions for amortization and impairment	794	1,554	3,998	6,346

Schedule of amortization rates used

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP
Other concessions, licenses, trademarks and similar items	3 - 33
Industrial patents and intellectual property rights	20 - 33
Capitalized costs for customer acquisition	17 - 33
Other intangible assets	3 - 20

Schedule of goodwill

The breakdown of goodwill by segment and business line is provided below:

(€ million)	December 31, 2022	December 31, 2021
Plenitude	2,927	2,446
Refining & Marketing	102	173
Exploration & Production		139
Chemical	93	93
Corporate and Other activities	16	11
	3,138	2,862

Exploration rights
Intangible assets
Schedule of intangible assets

The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2022	December 31, 2021
Proved licence and leasehold property acquisition costs	104	236
Unproved licence and leasehold property acquisition costs	689	677
	793	913